Pension and Other Postretirement Benefit Plans 9 (Details) (USD $)	12 Months Ended	1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 28, 2014	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 2,920,000,000		$ 2,960,000,000	$ 3,110,000,000
Aggregate accumulated benefit obligation	1,145,000,000		338,000,000	632,000,000
Aggregate projected benefit obligation	1,145,000,000		339,000,000	641,000,000
Aggregate fair value of plan assets	1,080,000,000		313,000,000	461,000,000
Aggregate benefit obligation	1,212,000,000		693,000,000	900,000,000
Aggregate fair value of plan assets	1,115,000,000		620,000,000	721,000,000
Estimated future employer contributions in next fiscal year	101,700,000
Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in other comprehensive loss related to postretirement benefit (gains) losses during the period	65,000,000	80,000,000	80,000,000	(256,000,000)
Change in other comprehensive loss related to reclassification of postretirement benefit (losses) gains to net income	4,000,000	(11,000,000)	(20,000,000)	(83,000,000)
Company contributions to benefit plans	102,000,000	7,000,000	152,100,000
2015	132,000,000
Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in other comprehensive loss related to postretirement benefit (gains) losses during the period	1,000,000	6,000,000	41,000,000	(9,000,000)
Change in other comprehensive loss related to reclassification of postretirement benefit (losses) gains to net income	(13,000,000)	0	(1,000,000)	4,000,000
Company contributions to benefit plans	12,000,000	1,000,000	8,000,000
2015	14,000,000
Minimum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumed annual composite rate of increase in the cost of health care	4.80%
Maximum [Member]
Defined Benefit Plan Disclosure [Line Items]
Weighted-average assumed annual composite rate of increase in the cost of health care	5.90%
Maximum [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Equity securities				1.00%	1.00%
Predecessor [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Special/contractual termination benefits		17,000,000		0
Predecessor [Member] | Other Retiree Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Special/contractual termination benefits		$ 0		$ 0